Shareholders equity - Share options (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating costs
Shareholders Equity
Compensation expenses	€ 1,921,000	€ 2,719,000
General and administrative costs
Shareholders Equity
Compensation expenses	1,537,000	1,673,000
Research and development costs
Shareholders Equity
Compensation expenses	€ 384,000	€ 1,046,000